PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets

	As of December 31,
	2014	2015

Interest receivable	$63	$127
Deposits	996	904
VAT refund receivables	2,812	634
Prepayments to suppliers	704	733
Receivable on disposal of property and equipment	2,852	-
Other receivables	443	350
Prepaid income tax	154	266
Other prepaid expenses	1,650	768

	$9,674	$3,782